Mortgage Servicing	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Mortgage Servicing
Note 8 – Mortgage Servicing
Mortgage Servicing Rights – Amortization Method
The following table summarizes the activity in the carrying value of amortization method servicing assets for the nine months ended September 30. Amortization of mortgage servicing rights is reported net of the amortization of any servicing liabilities and includes the amount of charges we recognized to increase servicing liability obligations, if any.

	2015	2014
Beginning balance	$1,820,091	$1,953,352
Fair value election - transfer to MSRs carried at fair value (1)	(787,142)	—
Additions recognized in connection with business acquisitions	—	20,378
Additions recognized in connection with asset acquisitions	10,055	19,338
Additions recognized on the sale of mortgage loans	27,791	50,480
Sales	(591,605)	(137)
Servicing transfers and adjustments	—	(518)
	479,190	2,042,893
Amortization	(88,188)	(186,075)
Impairment	(25,051)	—
Ending balance	$365,951	$1,856,818

Estimated fair value at end of period	$404,533	$2,364,393

(1)
Effective January 1, 2015, we elected fair value accounting for a newly-created class of non-Agency MSRs, which were previously accounted for using the amortization method. This irrevocable election applies to all subsequently acquired or originated servicing assets and liabilities that have characteristics consistent with this class. We recorded a cumulative-effect adjustment of $52.0 million (before deferred income taxes of $9.2 million) to retained earnings as of January 1, 2015 to reflect the excess of the fair value of these MSRs over their carrying amount. At December 31, 2014, the UPB of the loans related to the non-Agency MSRs for which the fair value election was made was $195.3 billion.

Mortgage Servicing Rights—Fair Value Measurement Method
This portfolio comprises servicing rights for which we elected the fair value option and includes Agency residential mortgage loans for which we previously hedged the related market risks and a new class of non-Agency residential mortgage loans for which we elected fair value as of January 1, 2015.
The following table summarizes the activity related to fair value servicing assets for the nine months ended September 30:

	2015			2014
	Agency	Non-Agency	Total	Agency
Beginning balance	$93,901	$—	$93,901	$116,029
Fair value election - transfer from MSRs carried at amortized cost	—	787,142	787,142	—
Cumulative effect of fair value election	—	52,015	52,015	—
Sales	(70,084)	(1,234)	(71,318)	—
Servicing transfers and adjustments	—	(1,139)	(1,139)	(934)
Changes in fair value (1):
Changes in valuation inputs or other assumptions	(2,592)	12,031	9,439	(12,217)
Realization of expected future cash flows and other changes	(6,808)	(75,888)	(82,696)	(930)
Ending balance	$14,417	$772,927	$787,344	$101,948

(1)	Changes in fair value are recognized in Servicing and origination expense in the Unaudited Consolidated Statements of Operations.
Because the mortgages underlying these MSRs permit the borrowers to prepay the loans, the value of the MSRs generally tends to diminish in periods of declining interest rates or an improving housing market (as prepayments increase) and increase in periods of rising interest rates or deteriorating housing market (as prepayments decrease). The following table summarizes the estimated change in the value of the MSRs that we carry at fair value as of September 30, 2015 given hypothetical shifts in lifetime prepayments and yield assumptions:

	Adverse change in fair value
	10%	20%
Weighted average prepayment speeds	$(68,927)	$(145,410)
Discount rate (option-adjusted spread)	$(21,359)	$(39,902)

The sensitivity analysis measures the potential impact on fair values based on these hypothetical changes, which in the case of our portfolio at September 30, 2015 are increased prepayment speeds and a decrease in the yield assumption.
Portfolio of Assets Serviced
The following table presents the composition of our primary servicing and subservicing portfolios by type of property serviced as measured by UPB. The servicing portfolio represents loans for which we own the MSRs while subservicing represents all other loans. The UPB of assets serviced for others are not included on our Unaudited Consolidated Balance Sheets.

	Residential	Commercial	Total
UPB at September 30, 2015
Servicing (1)	$238,108,447	$—	$238,108,447
Subservicing	49,960,702	180,877	50,141,579
	$288,069,149	$180,877	$288,250,026
UPB at December 31, 2014
Servicing (1)	$361,288,281	$—	$361,288,281
Subservicing	37,439,446	149,737	37,589,183
	$398,727,727	$149,737	$398,877,464
UPB at September 30, 2014
Servicing (1)	$360,919,248	$—	$360,919,248
Subservicing	50,360,366	216,111	50,576,477
	$411,279,614	$216,111	$411,495,725

(1)
Includes primary servicing UPB of $146.0 billion, $160.8 billion and $160.8 billion at September 30, 2015, December 31, 2014 and September 30, 2014, respectively, for which the Rights to MSRs have been sold to NRZ.

Residential assets serviced includes foreclosed real estate. Residential assets serviced also includes small-balance commercial assets with a UPB of $1.9 billion, $2.3 billion and $2.4 billion at September 30, 2015, December 31, 2014 and September 30, 2014, respectively. Commercial assets consist of large-balance foreclosed real estate.
A significant portion of the servicing agreements for our non-Agency servicing portfolio contain provisions where we could be terminated as servicer without compensation upon the failure of the serviced loans to meet certain portfolio delinquency or cumulative loss thresholds or in the event we fail to maintain required servicer ratings, among other provisions. As a result of the economic downturn of recent years, the portfolio delinquency and/or cumulative loss threshold provisions have been breached by many private-label securitizations in our non-Agency servicing portfolio. Terminations as servicer as a result of a breach of any of these provisions have been minimal. In the event we are terminated as servicer and the Rights to MSRs were sold, we are obligated to compensate NRZ. As a result of the transfer of servicing to another party during 2015 related to Rights to MSRs, we were required to reimburse NRZ $2.2 million in accordance with our agreements.
Servicing Revenue
The following table presents the components of servicing and subservicing fees for the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Loan servicing and subservicing fees:
Servicing	$274,089	$331,794	$879,098	$1,039,033
Subservicing	14,354	30,926	72,968	95,509
	288,443	362,720	952,066	1,134,542
Home Affordable Modification Program (HAMP) fees	32,318	37,644	108,698	111,000
Late charges	19,162	27,634	63,557	97,002
Loan collection fees	6,682	8,655	25,176	25,573
Custodial accounts (float earnings)	836	1,831	4,633	5,235
Other	12,576	27,480	49,411	74,744
	$360,017	$465,964	$1,203,541	$1,448,096

Float balances (balances in custodial accounts, which represent collections of principal and interest that we receive from borrowers, are held in escrow by an unaffiliated bank and are excluded from our Unaudited Consolidated Balance Sheets) amounted to $2.0 billion and $3.7 billion at September 30, 2015 and September 30, 2014, respectively.

Note 9 — Mortgage Servicing
Mortgage Servicing Rights – Amortization Method
Servicing Assets. The following tables summarize the activity in the carrying value of amortization method servicing assets for the years ended December 31. Amortization of mortgage servicing rights is reported net of the amortization of any servicing liabilities and includes the amount of charges we recognized to increase servicing liability obligations, if any.

	2014	2013	2012
Beginning balance	$1,953,352	$678,937	$293,152
Additions recognized in connection with business acquisitions :
OSI	9,008	—	—
ResCap Acquisition	11,370	389,944	—
Liberty Acquisition	—	2,840	—
Homeward Acquisition	—	—	278,069
Additions recognized in connection with asset acquisitions:
Ally MSR Transaction	—	683,787	—
OneWest MSR Transaction (1)	14,408	398,804	—
Greenpoint MSR Transaction (2)	3,690	33,647	—
Saxon	—	—	77,881
JPMorgan	—	—	23,445
Bank of America	—	—	64,569
Other	17,228	8,764	16,084
Additions recognized on the sale of mortgage loans	63,310	74,784	—
Sales (3)	(137)	(28,403)	—
Servicing transfers and adjustments	(1,763)	(8,883)	(4)
Change in valuation allowance	—	2,375	(88)
Amortization	(250,375)	(283,244)	(74,171)
Ending balance	$1,820,091	$1,953,352	$678,937

Estimated fair value at end of year	$2,237,703	$2,441,719	$743,830

(1)
The OneWest MSR Transaction closed in stages, and the majority of loans were boarded onto our primary servicing platform as of December 31, 2013. MSRs acquired in the final closing of the OneWest MSR Transaction in 2014 relate to mortgage loans with a UPB of $1.1 billion and related servicing advances of $34.3 million. Total UPB and related servicing advances acquired in the OneWest MSR Transaction were $70.1 billion and $2.1 billion, respectively. No operations or other assets were purchased in the transaction. As part of the OneWest MSR Transaction, both the seller and OLS have agreed to indemnification provisions for the benefit of the other party.

(2)
The MSRs acquired in 2014 relate to mortgage loans with a UPB of $948.9 million and related servicing advances of $47.6 million. Total UPB and related servicing advances acquired were $7.3 billion and $469.7 million, respectively.

(3)
Cash proceeds from the 2013 sale were $34.8 million. These MSRs were sold with subservicing retained. The gain on the sale of $5.1 million has been deferred and will be recognized in earnings over the life of the subservicing contract.

On February 26, 2014, we issued $123.6 million of OASIS Series 2014-1 Notes secured by Ocwen-owned MSRs relating to Freddie Mac mortgages of $11.8 billion UPB. We account for these transactions as financings.
The estimated amortization expense for MSRs is projected as follows over the next five years:

	Amortization Method MSRs as of December 31, 2014 (1)	Less: MSRs to be Measured at Fair Value as of January 1, 2015 (2)	Estimated Amortization Expense
2015	$222,006	$86,112	$135,894
2016	186,018	73,297	112,721
2017	174,097	65,527	108,570
2018	158,107	58,592	99,515
2019	138,495	52,402	86,093

(1)	Estimated amortization expense for all MSRs accounted for using the amortization method as of December 31, 2014, calculated based on assumptions used at December 31, 2014.

(2)
Estimated amortization expense attributed to non-Agency MSRs accounted for using the amortization method as of December 31, 2014 for which we subsequently elected to account for using the fair value measurement method effective January 1, 2015.

Servicing Liabilities. Servicing liabilities, if any, are included in Other liabilities.
Mortgage Servicing Rights—Fair Value Measurement Method
This portfolio comprises servicing rights for which we elected the fair value option and includes Agency forward residential mortgage loans for which we previously hedged the related market risks.
The following table summarizes the activity related to fair value servicing assets for the years ended December 31:

	2014	2013	2012
Beginning balance	$116,029	$85,213	$—
Amount recognized in connection with the Homeward Acquisition	—	—	82,275
Additions recognized on the sale of residential mortgage loans	—	—	2,908
Changes in fair value (1):
Changes in assumptions	(15,028)	44,199	30
Realization of cash flows and other changes	(7,100)	(13,383)	—
Ending balance	$93,901	$116,029	$85,213

(1)	Changes in fair value are recognized in Servicing and origination expense in the Consolidated Statements of Operations.
Because the mortgages underlying these MSRs permit the borrowers to prepay the loans, the value of the MSRs generally tends to diminish in periods of declining interest rates (as prepayments increase) and increase in periods of rising interest rates (as prepayments decrease). The following table summarizes the estimated change in the value of the MSRs that we carry at fair value as of December 31, 2014 given hypothetical instantaneous parallel shifts in the yield curve:

	Adverse change in fair value
	10%	20%
Weighted average prepayment speeds	$(8,101)	$(15,760)
Discount rate (Option-adjusted spread)	$(3,553)	$(6,860)

The sensitivity analysis measures the potential impact on fair values based on hypothetical changes (increases and decreases) in interest rates.
Portfolio of Assets Serviced
The following table presents the composition of our primary servicing and subservicing portfolios by type of property serviced as measured by UPB. The servicing portfolio represents loans for which we own the MSRs while subservicing represents all other loans. The UPB of assets serviced for others are not included on our Consolidated Balance Sheets.

	Residential	Commercial	Total
UPB at December 31, 2012
Servicing (1)	$175,762,161	$—	$175,762,161
Subservicing	27,903,555	401,031	28,304,586
	$203,665,716	$401,031	$204,066,747
UPB at December 31, 2013
Servicing (1)	$397,546,635	$—	$397,546,635
Subservicing	67,104,697	400,502	67,505,199
	$464,651,332	$400,502	$465,051,834
UPB at December 31, 2014
Servicing (1)	$361,288,281	$—	$361,288,281
Subservicing	37,439,446	149,737	37,589,183
	$398,727,727	$149,737	$398,877,464

(1)	Includes primary servicing UPB of $160.8 billion, $175.1 billion and $79.4 billion at December 31, 2014, 2013 and 2012, respectively, for which the Rights to MSRs have been sold.
Residential assets serviced includes foreclosed real estate. Residential assets serviced also includes small-balance commercial assets with a UPB of $2.3 billion, $2.6 billion and $2.1 billion at December 31, 2014, 2013 and 2012, respectively, that are managed using the REALServicing® platform. Commercial assets consist of large-balance foreclosed real estate.
A significant portion of the servicing agreements for our non-Agency servicing portfolio contain provisions where we could be terminated as servicer without compensation upon the failure of the serviced loans to meet certain portfolio delinquency or cumulative loss thresholds or in the event we fail to maintain required servicer ratings, among other provisions. As a result of the economic downturn of recent years, the portfolio delinquency and/or cumulative loss threshold provisions have been breached by many private-label securitizations in our non-Agency servicing portfolio. Terminations as servicer as a result of a breach of any of these provisions have been minimal. In the event we are terminated as servicer and the Rights to MSRs were sold to HLSS (now owned by NRZ), we are obligated to compensate NRZ. As a result of the transfer of servicing to another party in 2014 related to Rights to MSRs sold to HLSS, we were required to reimburse HLSS $2.0 million for the loss of servicing revenues.
At December 31, 2014, the geographic distribution of the UPB and count of residential loans and real estate we serviced was as follows:

	Amount	Count
California	$96,727,239	382,859
Florida	31,922,669	212,623
New York	28,113,154	118,661
New Jersey	18,599,585	89,507
Texas	17,149,095	175,210
Other	206,215,985	1,507,178
	$398,727,727	2,486,038

Servicing Revenue
The following table presents the components of servicing and subservicing fees for the years ended December 31:

	2014	2013	2012
Loan servicing and subservicing fees:
Servicing	$1,363,800	$1,246,882	$535,415
Subservicing	128,797	146,605	45,713
	1,492,597	1,393,487	581,128
Home Affordable Modification Program (HAMP) fees	141,121	152,812	76,764
Late charges	121,618	115,826	69,281
Loan collection fees	33,983	31,022	15,960
Custodial accounts (float earnings)	6,693	5,332	3,749
Other	98,163	125,080	57,525
	$1,894,175	$1,823,559	$804,407

Float balances amounted to $3.4 billion, $3.2 billion and $1.3 billion at December 31, 2014, 2013 and 2012, respectively.